Other Assets - Summary of Other Assets (Parenthetical) (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Miscellaneous non-current assets [abstract]
Ammonia catalyst	$ 61	$ 53
Upfront lease costs	12	11
Other	$ 23	$ 21